Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable, Current	$ 0	$ 0
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	32,095,000	4,672,409
Common Stock, Shares, Outstanding	32,095,000	4,672,409